GOODWILL AND INTANGIBLE ASSETS (Details - Intangibles) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite intangible assets, gross	$ 1,868,010	$ 3,863,859
Accumulated amortization	(974,218)	(3,140,030)
Indefinite lived intangible asset	893,792	686,827
Accumulated impairment		(37,002)
Accumulated impairment		37,002
Total intangible assets	5,406,737	5,073,074
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite lived intangible asset	4,386,247	4,455,595
Accumulated impairment		(69,348)
Accumulated impairment		69,348
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 4,386,247	4,386,247
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	10 years
Finite intangible assets, gross	$ 1,526,282	1,600,286
Accumulated amortization	(953,926)	(876,457)
Indefinite lived intangible asset	$ 572,356	686,827
Accumulated impairment		(37,002)
Accumulated impairment		37,002
Mobile Software App [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	2 years
Finite intangible assets, gross	$ 0	282,500
Accumulated amortization	0	(282,500)
Indefinite lived intangible asset	$ 0	0
Accumulated impairment		0
Accumulated impairment		0
Net Spective Webfiltering Software [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	2 years
Finite intangible assets, gross	$ 0	1,134,435
Accumulated amortization	0	(1,134,435)
Indefinite lived intangible asset	$ 0	0
Accumulated impairment		0
Accumulated impairment		0
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	1 year 6 months
Finite intangible assets, gross	$ 0	846,638
Accumulated amortization	0	(846,638)
Indefinite lived intangible asset	$ 0	0
Accumulated impairment		0
Accumulated impairment		0
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	19 years 7 months 6 days
Finite intangible assets, gross	$ 341,728	0
Accumulated amortization	(20,292)	0
Indefinite lived intangible asset	$ 321,436	0
Accumulated impairment		0
Accumulated impairment		$ 0